Note 2 - Significant Accounting Policies (Details Textual)	Dec. 31, 2025	Dec. 31, 2024
EBP 38-3360868 001 [Member]
EBP, Investment, Employer, Common Stock, to Total Asset, Percentage	13.00%	14.00%